Schedule of Deferred Share Units (Details) (Parenthetical)	1 Months Ended
	Oct. 31, 2024 $ / shares shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares
Deferred Share Unit [Member]
Shares issued price per share		$ 0.09	$ 0.10	$ 0.11	$ 0.12	$ 0.08
Director [Member] | Deferred Share Unit [Member]
Shares issued price per share	$ 0.16
Deferred Share Unit [Member] | Director [Member]
Shares issued, shares | shares	750,000